Basis of Presentation and Significant Accounting Policies - Schedule of Contract and Contract - related Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Outstanding Chip Liability [Member]
Contract And Contract Related Liabilities [Line Items]
Balance at January 1	$ 227,538	$ 282,810
Balance at December 31	597,753	227,538
Increase / (decrease)	370,215	(55,272)
Loyalty Program [Member]
Contract And Contract Related Liabilities [Line Items]
Balance at January 1	88,379	84,365
Balance at December 31	91,119	88,379
Increase / (decrease)	2,740	4,014
Customer Advances and Other [Member]
Contract And Contract Related Liabilities [Line Items]
Balance at January 1	437,287	281,500
Balance at December 31	539,626	437,287
Increase / (decrease)	$ 102,339	$ 155,787